Gains and Losses on Derivatives Not Designated or Qualifying as Hedges (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		¥ 53,758	¥ (148,643)	¥ 59,446
Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	[1]	265,324	(79,562)	219,422
Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		(93,601)	(13,167)	(91,300)
Equity-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	[1]	(100,326)	(41,296)	(59,421)
Credit-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	[2]	(18,007)	(7,761)	(6,877)
Other contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		¥ 368	¥ (6,857)	¥ (2,378)

[1]	The net gain (loss) excluded from the assessment of the effectiveness of fair value hedges is not included in the above table.
[2]	Amounts include the net loss of ¥6,703 million, ¥8,660 million and ¥2,836 million on the credit derivatives hedging the credit risk of loans during the fiscal years ended March 31, 2013, 2014 and 2015, respectively.